N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 49
Entity Central Index Key	0001015570
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

Withdrawal Charges

Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within
6
years following your last contribution, you will be assessed a withdrawal charge of up to
7
% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $
7,000
on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Select
— No withdrawal charge.

Series ADV
— No withdrawal charge.

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge under a Series B contract, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, a withdrawal to pay advisory fees under a Series ADV contract and a free withdrawal under a Series B contract); (3) a transfer; (4) if you surrender or annuitize your contract; or (5) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses in the table below do not reflect advisory fees paid to financial intermediaries from the contract value or other assets of the owner and if such fees were reflected the below fees and charges would be higher.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Portfolio Company fees and expenses (1)	0.67%	0.67%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	0.20%	0.20%

(1)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(2)

Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $ 650	Highest Annual Cost $ 835
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes, Portfolio fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes and optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.

Withdrawal Charges

Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within
6
years following your last contribution, you will be assessed a withdrawal charge of up to
7
% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $
7,000
on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Select
— No withdrawal charge.

Series ADV
— No withdrawal charge.

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge under a Series B contract, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, a withdrawal to pay advisory fees under a Series ADV contract and a free withdrawal under a Series B contract); (3) a transfer; (4) if you surrender or annuitize your contract; or (5) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses in the table below do not reflect advisory fees paid to financial intermediaries from the contract value or other assets of the owner and if such fees were reflected the below fees and charges would be higher.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Portfolio Company fees and expenses (1)	0.67%	0.67%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	0.20%	0.20%

(1)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(2)

Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments in the SIO.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.67%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.67%	[1]
Optional Benefits Minimum [Percent]	0.20%	[2]
Optional Benefits Maximum [Percent]	0.20%	[2]
Optional Benefits Footnotes [Text Block]
Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments in the SIO.

Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $ 650	Highest Annual Cost $ 835
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes, Portfolio fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes and optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 650
Highest Annual Cost [Dollars]	$ 835
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the Investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15%
(the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option”, “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO and the death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substitution the Portfolio, combining any two or more investment options and transferring account value from any investment option to another investment option. You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date. The maximum current number of active Segments, funded holding accounts, and/or Segment Types with an allocation on file that may be active in your contract at any time is 84 (for EFLIC contracts your active Segments, funded holding accounts, and/or Segment Types with an allocation on file that may be active is 75).

We reserve the right to offer any or all Segments more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in the EQ/Money Market variable investment option, which is not tied to the performance of an index.

We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

We have the right to substitute an alternative Index prior to the Segment Maturity Date if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time.

We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.
If you elect to pay the advisory fee from your account value, then these deductions will, among other things, reduce the account value, could reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax.
See “Paying Advisory Fees using Account Value” in “Accessing your money” and “Fee-based expenses” in “Charges, Expenses, and Adjustments” for more information about advisory fees and expenses under fee based programs. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments comprising the Structured Investment Option. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment option in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

The availability of investment options may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, Expenses, and Adjustments”, “The Separate Account” in “More Information”,” and “Portfolios of the Trust” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have the Return of Premium Death Benefit and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Return of Premium death benefit.

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and may terminate the benefit.

The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, Expenses, and Adjustments” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected such fees and expenses would be higher.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Select	Series ADV
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7% (1)	None	None
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
7%	7%	6%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments

	Series B	Select	Series ADV
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)	100% (2)	100% (2)

(1)
Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Series B	Select	Series ADV
Optional Return of Premium Death Benefit (1)	0.20%	0.20%	0.20%

(1)
As a percentage of daily net assets in the variable investment option but not in each Segment Type Holding Account and the dollar cap averaging account. The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. The Return of Premium Death Benefit charge reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment Options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.67%	0.67%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment option with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment option. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment option for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$7,704	$8,202	$7,833	$8,563	$704	$2,202	$3,833	$8,563
Select	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563
SeriesADV	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Select	Series ADV
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7% (1)	None	None
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
7%	7%	6%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments

	Series B	Select	Series ADV
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)	100% (2)	100% (2)

(1)
Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Deferred Sales Load, Footnotes [Text Block]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.
Transfer Fee, Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Series B	Select	Series ADV
Optional Return of Premium Death Benefit (1)	0.20%	0.20%	0.20%

(1)
As a percentage of daily net assets in the variable investment option but not in each Segment Type Holding Account and the dollar cap averaging account. The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. The Return of Premium Death Benefit charge reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

Optional Benefit Expense, Footnotes [Text Block]
(1)
As a percentage of daily net assets in the variable investment option but not in each Segment Type Holding Account and the dollar cap averaging account. The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. The Return of Premium Death Benefit charge reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment Options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.67%	0.67%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.67%	[3]
Portfolio Company Expenses Maximum [Percent]	0.67%	[3]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment option with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment option. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment option for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$7,704	$8,202	$7,833	$8,563	$704	$2,202	$3,833	$8,563
Select	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563
SeriesADV	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment option with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment option. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment option for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$7,704	$8,202	$7,833	$8,563	$704	$2,202	$3,833	$8,563
Select	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563
SeriesADV	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment option with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment option. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment option for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$7,704	$8,202	$7,833	$8,563	$704	$2,202	$3,833	$8,563
Select	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563
SeriesADV	$704	$2,202	$3,833	$8,563	$704	$2,202	$3,833	$8,563

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

This section discusses certain risks associated with purchasing a contract. The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Variable Investment Option

•	The value of your variable investment option will fluctuate and you could lose some or all of your account value.

•	Since there is only one variable investment option, you do not have any other options beyond the Segments for investing your account value.

Structured Investment Option

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

There are certain unique risks associated with the Structured Investment Option.

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

—
For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 60% of your principal and previously credited interest with a -40% Segment Buffer, up to 80% of your principal and previously credited interest with a
-20%
Segment Buffer, up to

85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

—
For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), and not an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying Index associated with a Segment.

•	Each contract series may have different Performance Cap Rates.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

•	If you elect a Cap Rate Hold, the Performance Cap Rates applicable to your Segments may be lower than the Performance Cap Rates otherwise applicable for the same Segments on that Segment Start Date. This means you would receive lower Performance Cap Rates for your Segments than an owner investing in those same Segments who did not elect a Cap Rate Hold. See “Structured Investment Option — Segment Performance Cap Rate Hold” in “Purchasing the contract” for more information.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

•	Enhanced Upside Segments with a greater Enhanced Upside Rate tend to have lower Performance Cap Rates than Enhanced Upside Segments with a lower Enhanced Upside Rates.

•	For Loss Limiter Segments, Segment Investment Protection applies on the Segment Maturity Date.

•	For Loss Limiter Segments, while the Segment Investment Protection limits losses due to Index performance to -5% or -10%, you could lose more than that due to withdrawal charges, the Segment Interim Value calculation, other contract fees and charges, and taxes.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) transferring account value to a different investment option; (3) deducting account value to pay fees, including advisory fees; (4) surrendering or annuitizing your contract; (5) payment of a death claim; and (6) canceling your contract and return it to us for a refund within your state’s “free look” period prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge under a Series B contract, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment option, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date, for all contracts using a Performance Cap Rate limiting factor, you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the EQ/Money Market.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity

Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00%, the absolute value of the negative performance, whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

—
The Segment Rate of Return is calculated for Dual Direction Segments, in certain situations the Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a Performance Cap Rate of 10% and a -15% Segment Buffer, which credits the absolute value to the Segment Buffer, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 14% whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10%.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•
The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
.
Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the NASDAQ-100 Price Return Index are comprised of large-cap companies.

•
Small Cap Risk.
 Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of small-cap companies.

•
Foreign Securities Risk.
 Foreign securities and Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, the NASDAQ-100 Price Return Index, and the EURO STOXX 50
®
Price Return Index have exposure to foreign securities.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities. The MSCI Emerging Markets Price Return Index is exposed to emerging markets.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•
If the value for the underlying Index of a Segment is not published by the Index because of an emergency close of the NYSE on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Withdrawals and
Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	If you take a withdrawal or surrender your Series B contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Series ADV Contracts

•
Series ADV contracts are only available through advisors who charge an advisory fee for their services, and this fee is in addition to contract fees and expenses. If you elect to pay the advisory fee from

your account value (using either the Advisory Fee Service or by taking withdrawals), then these deductions will reduce the account value and could reduce the death benefit, will not receive index interest, and could reduce the Segment Investment by more than the amount of the deductions, and, over time, could result in a significant loss of principal and previously credited interest. NOTE: If you do not elect the Advisory Fee Service, withdrawals to pay advisory fees also may be subject to federal and state income taxes and a 10% federal penalty tax. You should consider using a source other than the account value under the contract to pay advisory fees, if possible, to avoid these potential consequences, but if you do use your account value, you should elect the Advisory Fee Service.

Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the
Return of Premium Death Benefit amount after this date.

Change of Owner/Divorce

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—	the joint Reference Lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

Contract Changes Risk

•
We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any the Segments of the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited, particularly because we only offer one variable investment option which is a money market.

•
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolio, and transferring account value from any investment option to another investment option.

•
We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the EQ/Money Market variable investment option, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

Insurance Company Risk

•	No company other than us has any legal responsibility to
pay
amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.
We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability. See Appendix “Intermediary-specific variations”.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.
In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries
will be able to avoid negative impacts associated with natural and man-
made
disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit
•
The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”

(1)
Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge
•
$25,000 minimum to begin program
•
The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”

There are no restrictions on which investment options you can invest in for the death benefits. The Segments and variable investment option may be conservative in nature and you may receive a higher rate of return from other investment options. If you are seeking more aggressive investment options the allowable investments may not be appropriate for you.

The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. There is no additional charge for this benefit.

Return of Premium Death Benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. The charge for this benefit is 0.20%. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit” later in this section. The amount of any withdrawal charge is described in “Charges, Expenses, and Adjustments — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. For example, if your total contributions to the contract are $100,000 (and your account value is $90,000) and you have not taken any withdrawals, your Return of Premium Death Benefit amount is $100,000.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•	if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a
non-natural
owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.

The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural
owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal or transfer amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals (including systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees under a Series ADV contract) and Advisory Fee Payments through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdraw amounts from Segments on any day other than the Segment Maturity Date.

If you have a Series ADV contract, please note that withdrawals to pay advisory fees reduce your death benefit on a pro rata basis, which means it could reduce the benefit base significantly and by substantially more than the actual amount of the deduction. For example, assume your starting account value is $100,000 and that you decide to withdraw your advisory fee of 1.50% annual rate at the end of each quarter. Assuming you invest in 1-year Segments with a Segment Rate of Return of 5% each year (net of all other fees and charges), if you withdraw the advisory fees from your Series ADV contract, by the end of one year you will withdraw $1,544 to pay your adviser, but your account value will be reduced by more than $1,544 -the account value will be $103,425 and the Return of Premium Death Benefit amount will be $98,500. Had you chosen not to take advisory fees from your contract, your account value at the end of the year and, therefore, your death benefit amount at that time, would have been $105,000. Over ten years, assuming a constant net Segment Rate of Return of 5% for each successive 1-year Segment, the total amount of advisory fees deducted would be $18,047, but the account value would be lower by $22,848 and the Return of Premium Death Benefit amount would be lower by $14,027 at $85,973. Please note, withdrawals to pay advisory fees may reduce your Return of Premium Death Benefit amount significantly and by substantially more than the amount withdrawn. You should consider whether it is in your best interest to take withdrawals from your contract to pay advisory fees or pay them from another source.

If you have a Series ADV contract, please discuss deducting advisory fees from your contract with your financial professional before making an election.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse
becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses
will we drop the other
ex-spouse
as a Reference Life.
If the ownership is not changed before one of the
ex-spouses
dies, the Return of Premium Death Benefit will not be payable
. As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse.
Any such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

If you have a Series ADV contract, please discuss deducting advisory fees from you contract with your financial professional before making an election.

Payment of Death Benefit

Your beneficiary and payment of benefit

If you have a Select or Series ADV contract, disregard any references to “withdrawal charges,” “cash value” or “free withdrawal amount” in this section; these terms only apply to Series B contracts, not Select or Series ADV contracts. You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected.
In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected.
In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural
person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply. See “The Return of Premium Death Benefit was not elected” above. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

Return of Premium Death Benefit was not elected.
If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 95 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

If you divorce, Spousal continuation does not apply.
Return of Premium Death Benefit was elected.
If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this Prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.
Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	No additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•
Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

Other Benefits

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“DCA Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The DCA Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The DCA Program allows you to gradually allocate amounts to available Segments by periodically transferring approximately the same dollar amount to your selected Segments. Regular allocations to the Segments will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segments, limit the number of Segments which you may elect or discontinue offering the DCA Program.

Under the DCA Program:

•	The minimum initial contribution required to establish a DCA Program is $25,000.

•	There is no minimum contribution requirement for subsequent contributions to an existing DCA Program. Subsequent contributions do not extend the time period of the DCA Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment(s) for the remainder of the DCA Program.
•	The DCA Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the DCA Program at contract issue, 100% of your initial contribution must be allocated to the DCA Program. In other words, your initial contribution cannot be split between your DCA Program and any other investment option available under the contract.

•	If your allocation instructions for the DCA Program do not match your instructions on file on the day the DCA Program is established, then your allocation instructions on file will be changed to match the DCA Program instructions. If you change your allocation instructions on file, the instructions for your DCA Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the DCA Program into your designated Segment(s) on a monthly basis (using the first Segment Start Date after establishing your DCA Program as the starting point for the monthly transfers). Each subsequent Dollar Cap Averaging transfer will occur on the Segment Start Date on or immediately following the monthiversary of the initial Dollar Cap Averaging transfer. We may offer the DCA Program in the future with transfers on a different basis. You can learn more about the DCA Program by contacting your financial professional or our processing office.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value allocated to the terminated Segment Type will be moved to the EQ/Money Market variable investment option and the DCA Program will continue.

If there are multiple Segments being transferred into as part of the DCA Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•	You may cancel your participation in the DCA Program at any time by notifying us in writing. If you terminate your DCA Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

•	You cannot elect the DCA Program at issue if you also elect a Cap Rate Hold nor can you start a DCA Program while a Cap Rate Hold is in effect.

Benefits Available [Table Text Block]

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit
•
The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”

(1)
Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge
•
$25,000 minimum to begin program
•
The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”

Optional Benefit Expense, Footnotes [Text Block]
(1)
As a percentage of daily net assets in the variable investment option but not in each Segment Type Holding Account and the dollar cap averaging account. The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. The Return of Premium Death Benefit charge reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options available under the contract

Variable Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH162700. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2025)
		Current Expenses	1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market * – Equitable Investment Management Group, LLC (“EIMG”); Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

The availability of investment options may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH162700. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2025)
		Current Expenses	1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market * – Equitable Investment Management Group, LLC (“EIMG”); Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

The availability of investment options may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”.

EQMoney Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[4]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase
Name of Benefit [Text Block]	Standard Death Benefit
Return of Premium Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[5]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments of the SIO.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[5]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments of the SIO.
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit
•
The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”

Name of Benefit [Text Block]	Return of Premium Death Benefit
Dollar Cap Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cap Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•
$25,000 minimum to begin program
•
The availability of contract benefits may vary depending on the financial intermediary through which the contract is sold. See Appendix “Intermediary-specific variations”

Name of Benefit [Text Block]	Dollar Cap Averaging
Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the Investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15%
(the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option”, “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO and the death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

•	No company other than us has any legal responsibility to
pay
amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

•
We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any the Segments of the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited, particularly because we only offer one variable investment option which is a money market.

•
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolio, and transferring account value from any investment option to another investment option.

•
We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the EQ/Money Market variable investment option, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

Variable Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Variable Investment Option

•	The value of your variable investment option will fluctuate and you could lose some or all of your account value.

•	Since there is only one variable investment option, you do not have any other options beyond the Segments for investing your account value.

Structured Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Structured Investment Option

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

There are certain unique risks associated with the Structured Investment Option.

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

—
For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 60% of your principal and previously credited interest with a -40% Segment Buffer, up to 80% of your principal and previously credited interest with a
-20%
Segment Buffer, up to

85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

—
For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), and not an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying Index associated with a Segment.

•	Each contract series may have different Performance Cap Rates.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

•	If you elect a Cap Rate Hold, the Performance Cap Rates applicable to your Segments may be lower than the Performance Cap Rates otherwise applicable for the same Segments on that Segment Start Date. This means you would receive lower Performance Cap Rates for your Segments than an owner investing in those same Segments who did not elect a Cap Rate Hold. See “Structured Investment Option — Segment Performance Cap Rate Hold” in “Purchasing the contract” for more information.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

•	Enhanced Upside Segments with a greater Enhanced Upside Rate tend to have lower Performance Cap Rates than Enhanced Upside Segments with a lower Enhanced Upside Rates.

•	For Loss Limiter Segments, Segment Investment Protection applies on the Segment Maturity Date.

•	For Loss Limiter Segments, while the Segment Investment Protection limits losses due to Index performance to -5% or -10%, you could lose more than that due to withdrawal charges, the Segment Interim Value calculation, other contract fees and charges, and taxes.

Risks associated with withdrawals and surrenders [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawals and
Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	If you take a withdrawal or surrender your Series B contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Series ADV Contracts

•
Series ADV contracts are only available through advisors who charge an advisory fee for their services, and this fee is in addition to contract fees and expenses. If you elect to pay the advisory fee from

your account value (using either the Advisory Fee Service or by taking withdrawals), then these deductions will reduce the account value and could reduce the death benefit, will not receive index interest, and could reduce the Segment Investment by more than the amount of the deductions, and, over time, could result in a significant loss of principal and previously credited interest. NOTE: If you do not elect the Advisory Fee Service, withdrawals to pay advisory fees also may be subject to federal and state income taxes and a 10% federal penalty tax. You should consider using a source other than the account value under the contract to pay advisory fees, if possible, to avoid these potential consequences, but if you do use your account value, you should elect the Advisory Fee Service.

Risks associated with the Return of Premium Death Benefit [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the
Return of Premium Death Benefit amount after this date.

Change of Owner Divorce [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Change of Owner/Divorce

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—	the joint Reference Lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.
We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Availability By Financial Intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability. See Appendix “Intermediary-specific variations”.

Business disruption, cybersecurity, and artificial intelligence ("AI") technologies risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.
In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries
will be able to avoid negative impacts associated with natural and man-
made
disasters.

Risks Related To Withdrawals Segment Interim Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) transferring account value to a different investment option; (3) deducting account value to pay fees, including advisory fees; (4) surrendering or annuitizing your contract; (5) payment of a death claim; and (6) canceling your contract and return it to us for a refund within your state’s “free look” period prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge under a Series B contract, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment option, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date, for all contracts using a Performance Cap Rate limiting factor, you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Risks Related To Indices [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Indices

•
The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
.
Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the NASDAQ-100 Price Return Index are comprised of large-cap companies.

•
Small Cap Risk.
 Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of small-cap companies.

•
Foreign Securities Risk.
 Foreign securities and Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, the NASDAQ-100 Price Return Index, and the EURO STOXX 50
®
Price Return Index have exposure to foreign securities.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities. The MSCI Emerging Markets Price Return Index is exposed to emerging markets.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•
If the value for the underlying Index of a Segment is not published by the Index because of an emergency close of the NYSE on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Risks Related To Segments Segment Returns And Segment Type Holding Accounts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the EQ/Money Market.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity

Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00%, the absolute value of the negative performance, whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

—
The Segment Rate of Return is calculated for Dual Direction Segments, in certain situations the Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a Performance Cap Rate of 10% and a -15% Segment Buffer, which credits the absolute value to the Segment Buffer, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 14% whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10%.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Series B [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[6]
Transfer Fee, Current [Dollars]	$ 125	[7]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[8]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,704
Surrender Expense, 3 Years, Maximum [Dollars]	8,202
Surrender Expense, 5 Years, Maximum [Dollars]	7,833
Surrender Expense, 10 Years, Maximum [Dollars]	8,563
Annuitized Expense, 1 Year, Maximum [Dollars]	7,704
Annuitized Expense, 3 Years, Maximum [Dollars]	8,202
Annuitized Expense, 5 Years, Maximum [Dollars]	7,833
Annuitized Expense, 10 Years, Maximum [Dollars]	8,563
No Surrender Expense, 1 Year, Maximum [Dollars]	704
No Surrender Expense, 3 Years, Maximum [Dollars]	2,202
No Surrender Expense, 5 Years, Maximum [Dollars]	3,833
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,563
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[8]
Series B [Member] | Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 35	[9]
Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[10]
Series B [Member] | Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	100.00%	[11],[12]
Select [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 125	[7]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[8]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 704
Surrender Expense, 3 Years, Maximum [Dollars]	2,202
Surrender Expense, 5 Years, Maximum [Dollars]	3,833
Surrender Expense, 10 Years, Maximum [Dollars]	8,563
Annuitized Expense, 1 Year, Maximum [Dollars]	704
Annuitized Expense, 3 Years, Maximum [Dollars]	2,202
Annuitized Expense, 5 Years, Maximum [Dollars]	3,833
Annuitized Expense, 10 Years, Maximum [Dollars]	8,563
No Surrender Expense, 1 Year, Maximum [Dollars]	704
No Surrender Expense, 3 Years, Maximum [Dollars]	2,202
No Surrender Expense, 5 Years, Maximum [Dollars]	3,833
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,563
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[8]
Select [Member] | Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 35	[9]
Select [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[10]
Select [Member] | Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	100.00%	[11],[12]
Series ADV [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 125	[7]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[8]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 704
Surrender Expense, 3 Years, Maximum [Dollars]	2,202
Surrender Expense, 5 Years, Maximum [Dollars]	3,833
Surrender Expense, 10 Years, Maximum [Dollars]	8,563
Annuitized Expense, 1 Year, Maximum [Dollars]	704
Annuitized Expense, 3 Years, Maximum [Dollars]	2,202
Annuitized Expense, 5 Years, Maximum [Dollars]	3,833
Annuitized Expense, 10 Years, Maximum [Dollars]	8,563
No Surrender Expense, 1 Year, Maximum [Dollars]	704
No Surrender Expense, 3 Years, Maximum [Dollars]	2,202
No Surrender Expense, 5 Years, Maximum [Dollars]	3,833
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,563
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%	[8]
Series ADV [Member] | Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 35	[9]
Series ADV [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[10]
Series ADV [Member] | Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	100.00%	[11],[12]

[1]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
[2]	Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments in the SIO.
[3]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[4]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[5]	Expressed as an annual percentage of daily net assets in the variable investment options (but not in each Segment Type Holding Account and the dollar cap averaging account) and as a percentage of the Segment Investment for Segments of the SIO.
[6]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.
[7]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[8]	As a percentage of daily net assets in the variable investment option but not in each Segment Type Holding Account and the dollar cap averaging account. The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. The Return of Premium Death Benefit charge reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.
[9]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
[10]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[11]	Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
[12]	Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.